SCHEDULE OF SUPPLEMENTAL BALANCE SHEET RELATED TO LEASES (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Mar. 26, 2021	Mar. 25, 2021	Oct. 31, 2020
Leases
Operating lease right-of-use assets	$ 33,000	$ 40,000	$ 4,500,000	$ 43,000	$ 4,839,000
Operating lease liability	29,000	28,000			962,000
Operating lease liability, net of current portion	5,000	12,000			5,055,000
Total operating lease liabilities	$ 34,000	$ 40,000	$ 5,600,000	$ 43,000	$ 6,017,000